Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	12 Months Ended	44 Months Ended	60 Months Ended		102 Months Ended	116 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 30, 2024	May 31, 2023	May 30, 2023	May 31, 2022	May 30, 2022	May 31, 2021	May 30, 2021	Sep. 30, 2020	May 31, 2020	May 30, 2020	Dec. 04, 2019	May 31, 2019	May 30, 2019	May 31, 2018	May 30, 2018	May 31, 2017	May 30, 2017	May 30, 2016	Dec. 31, 2015	Dec. 04, 2015	May 31, 2015	May 30, 2015	Sep. 30, 2014	Sep. 26, 2014	May 31, 2014
C000033271 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Account Value	$ 9,888	$ 17,175	$ 17,175	$ 17,175	$ 17,175	$ 17,175	$ 17,175	$ 17,175	$ 17,175		$ 14,845		$ 14,815		$ 16,406			$ 12,897			$ 12,068		$ 12,051		$ 11,081					$ 10,041				$ 9,427
Average Annual Return, Percent		9.02%			6.06%			5.56%
C000033271 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Account Value	10,488	$ 18,218	18,218	18,218	$ 18,218	18,218	18,218	$ 18,218	18,218		15,746		15,715		17,402			13,680			12,801		12,783		11,754					10,651				10,000
Average Annual Return, Percent		15.70%			7.31%			6.18%
C000047974 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,499	$ 17,258	17,258	17,258	$ 17,258	17,258	17,258	$ 17,258	17,258		15,429		15,484		16,624			13,669			12,843		12,660		11,714					10,634				10,000
Average Annual Return, Percent		11.86%			6.09%			5.61%
C000054997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,411	$ 15,578	15,578	15,578	$ 15,578	15,578	15,578	$ 15,578	15,578		14,135		14,233		15,220			12,961			12,242		11,975		11,331					10,459				10,000
Average Annual Return, Percent		10.20%			4.94%			4.53%
C000079518 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,466	$ 15,774	15,774	15,774	$ 15,774	15,774	15,774	$ 15,774	15,774		14,396		14,483		15,439			13,310			12,317		11,910		11,324					10,489				10,000
Average Annual Return, Percent		9.57%			5.07%			4.66%
C000079532 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,454	$ 16,915	16,915	16,915	$ 16,915	16,915	16,915	$ 16,915	16,915		15,185		15,244		16,350			13,642			12,620		12,282		11,514					10,555				10,000
Average Annual Return, Percent		11.39%			6.03%			5.40%
C000079533 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,497	$ 18,330	18,330	18,330	$ 18,330	18,330	18,330	$ 18,330	18,330		16,224		16,226		17,382			14,099			13,012		12,685		11,746					10,631				10,000
Average Annual Return, Percent		12.98%			7.09%			6.25%
C000079546 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,428	$ 22,722	22,722	22,722	$ 22,722	22,722	22,722	$ 22,722	22,722		18,866		18,681		20,100			14,620			13,628		13,570		12,135					10,744				10,000
Average Annual Return, Percent		20.44%			10.76%			8.55%
C000079566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,401	$ 21,317	21,317	21,317	$ 21,317	21,317	21,317	$ 21,317	21,317		17,865		17,699		19,358			14,253			13,377		13,690		12,096					10,821				10,000
Average Annual Return, Percent		19.32%			9.77%			7.86%
C000107517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,419	$ 23,889	23,889	23,889	$ 23,889	23,889	23,889	$ 23,889	23,889		19,175		18,899		21,073			14,554			13,585		14,166		12,304					10,913				10,000
Average Annual Return, Percent		24.58%			11.95%			9.10%
C000107519 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Account Value	9,764	$ 21,854	21,854	21,854	$ 21,854	21,854	21,854	$ 21,854	21,854		17,581		17,378		19,438			13,460			12,604		13,191		11,486					10,253				9,425
Average Annual Return, Percent		17.15%			10.32%			8.13%
C000107519 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Account Value	10,360	$ 23,187	23,187	23,187	$ 23,187	23,187	23,187	$ 23,187	23,187				18,439		20,624			14,281			13,372		13,996		12,187					10,879				10,000
Average Annual Return, Percent		24.30%			11.64%			8.77%
C000107531 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Account Value	9,765	$ 12,715	12,715	12,715	$ 12,715	12,715	12,715	$ 12,715	12,715		11,815		11,809		12,661			11,488			10,917		10,602		10,295					9,714				9,426
Average Annual Return, Percent		1.45%			1.88%			2.43%
C000107531 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Account Value	10,359	$ 13,489	13,489	13,489	$ 13,489	13,489	13,489	$ 13,489	13,489		12,535		12,529		13,432			12,188			11,582		11,247		10,922					10,306				10,000
Average Annual Return, Percent		7.61%			3.09%			3.04%
C000162554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	10,088	$ 16,522	16,522	16,522	$ 16,522	$ 16,522	16,522	$ 16,522	16,522		14,798		14,845		15,951			13,136			12,343		12,174		11,254			$ 9,830	$ 10,000
Average Annual Return, Percent		11.65%			6.01%	6.09%
C000162576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	10,157	$ 15,413	15,413	15,413	$ 15,413	$ 15,413	15,413	15,413	15,413		13,966		14,036		14,984			12,745			12,018		11,733		11,078			9,861	10,000
Average Annual Return, Percent		10.36%			5.10%	5.23%
C000162585 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	10,036	$ 21,032	21,032	21,032	$ 21,032	$ 21,032	21,032	21,032	21,032		17,688		17,504		18,845			14,087			13,074		12,949		11,636			9,788	10,000
Average Annual Return, Percent		18.90%			9.97%	9.15%
C000162596 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	10,167	$ 13,494	13,494	13,494	$ 13,494	$ 13,494	13,494	13,494	13,494		12,512		12,474		13,349			12,082			11,455		11,095		10,747			9,918	10,000
Average Annual Return, Percent		7.85%			3.33%	3.59%
C000221703 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value		$ 14,414	$ 14,414	14,414	$ 14,414	$ 14,414	14,414	14,414	14,414		11,741		11,619		12,762		$ 10,000
Average Annual Return, Percent		22.77%	10.49%
C000221705 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value		$ 14,406	$ 14,406	14,406	14,406	14,406	14,406	14,406	14,406		11,764		11,661		12,738		10,000
Average Annual Return, Percent		22.46%	10.47%
C000014643 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,429	$ 18,763	$ 18,763	18,763	$ 18,763	18,763	18,763	$ 18,763	18,763		16,364		16,381		17,794			13,875			13,038		13,109		11,872					10,722				10,000
Average Annual Return, Percent		14.66%			7.55%			6.50%
C000014644 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,398	$ 19,869	19,869	19,869	$ 19,869	19,869	19,869	$ 19,869	19,869		17,013		16,948		18,507			14,036			13,181		13,365		11,969					10,760				10,000
Average Annual Return, Percent		16.78%			8.55%			7.11%
C000047976 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,478	$ 19,243	19,243	19,243	$ 19,243	19,243	19,243	$ 19,243	19,243		16,740		16,714		18,101			14,088			13,204		13,237		11,951					10,748				10,000
Average Annual Return, Percent		14.95%			7.82%			6.76%
C000054993 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,432	$ 22,868	22,868	22,868	$ 22,868	22,868	22,868	$ 22,868	22,868		18,746		18,550		20,324			14,460			13,553		13,968		12,235					10,830				10,000
Average Annual Return, Percent		21.99%			11.03%			8.62%
C000079527 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,503	$ 16,645	16,645	16,645	$ 16,645	16,645	16,645	$ 16,645	16,645		15,030		15,072		16,089			13,617			12,580		12,166		11,477					10,537				10,000
Average Annual Return, Percent		10.75%			5.76%			5.23%
C000079528 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,466	$ 16,383	16,383	16,383	$ 16,383	16,383	16,383	$ 16,383	16,383		14,817		14,884		15,917			13,489			12,476		12,091		11,424					10,516				10,000
Average Annual Return, Percent		10.57%			5.60%			5.06%
C000079541 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,424	$ 20,162	20,162	20,162	$ 20,162	20,162	20,162	$ 20,162	20,162		17,327		17,252		18,602			14,330			13,282		13,104		11,916					10,692				10,000
Average Annual Return, Percent		16.36%			8.71%			7.26%
C000079559 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,449	$ 15,901	15,901	15,901	$ 15,901	15,901	15,901	$ 15,901	15,901		14,420		14,492		15,491			13,170			12,413		12,158		11,436					10,510				10,000
Average Annual Return, Percent		10.27%			5.08%			4.75%
C000099413 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,421	$ 23,041	23,041	23,041	$ 23,041	23,041	23,041	$ 23,041	23,041		18,992		18,831		20,278			14,613			13,652		13,630		12,166					10,733				10,000
Average Annual Return, Percent		21.32%			11.04%			8.71%
C000099414 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,472	$ 23,605	23,605	23,605	$ 23,605	23,605	23,605	$ 23,605	23,605		19,410		19,198		20,624			14,823			13,805		13,759		12,246					10,747				10,000
Average Annual Return, Percent		21.61%			11.32%			8.97%
C000107525 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,433	$ 20,776	20,776	20,776	$ 20,776	20,776	20,776	$ 20,776	20,776		17,300		17,165		19,058			14,052			13,130		13,431		11,999					10,777				10,000
Average Annual Return, Percent		20.09%			9.61%			7.59%
C000107526 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Account Value	9,819	$ 19,318	19,318	19,318	$ 19,318	19,318	19,318	$ 19,318	19,318		16,111		15,997		17,808			13,147			12,304		12,597		11,275					10,143				9,425
Average Annual Return, Percent		13.01%			8.15%			6.81%
C000107526 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Account Value	10,418	$ 20,497	20,497	20,497	$ 20,497	20,497	20,497	$ 20,497	20,497		17,094		16,973		18,894			13,949			13,055		13,365		11,963					10,761				10,000
Average Annual Return, Percent		19.91%			9.44%			7.44%
C000145612 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,377	$ 23,093	23,093	23,093	$ 23,093	23,093	$ 23,093	$ 23,093	23,093		18,851		18,634		20,412			14,414			13,522		13,964		12,195					10,755		$ 9,930	$ 10,000
Average Annual Return, Percent		22.51%			11.30%		9.03%
C000162552 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	10,139	$ 15,585	15,585	15,585	$ 15,585	$ 15,585	$ 15,585	15,585	15,585		14,126		14,186		15,143			12,881			12,100		11,824		11,110
Average Annual Return, Percent		10.33%			5.19%	5.37%
C000162574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	9,940	$ 21,438	21,438	21,438	$ 21,438	$ 21,438	21,438	21,438	21,438		17,710		17,530		19,193			13,745			12,887		13,257		11,635			9,749	10,000
Average Annual Return, Percent		21.04%			10.72%	9.40%
C000162583 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	10,093	$ 18,562	18,562	18,562	$ 18,562	$ 18,562	18,562	18,562	18,562		16,200		16,177		17,384			13,738			12,698		12,445		11,417			9,821	10,000
Average Annual Return, Percent		14.57%			7.89%	7.56%
C000162601 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	9,961	$ 22,077	22,077	22,077	$ 22,077	$ 22,077	22,077	22,077	22,077		18,028		17,847		19,564			13,826			12,970		13,398		11,704			9,751	10,000
Average Annual Return, Percent		22.46%			11.22%	9.78%
C000014639 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,425	$ 15,740	15,740	15,740	$ 15,740	$ 15,740	15,740	$ 15,740	15,740		14,294		14,372		15,382			13,097			12,353		12,110		11,407					10,509				10,000
Average Annual Return, Percent		10.11%			4.96%			4.64%
C000047972 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,480	$ 16,130	16,130	16,130	$ 16,130	16,130	16,130	$ 16,130	16,130		14,622		14,656		15,647			13,289			12,502		12,225		11,484					10,525				10,000
Average Annual Return, Percent		10.31%			5.23%			4.90%
C000054994 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,374	$ 22,305	22,305	22,305	$ 22,305	22,305	22,305	$ 22,305	22,305		18,319		18,176		19,959			14,228			13,382		13,822		12,132					10,798				10,000
Average Annual Return, Percent		21.76%			10.76%			8.35%
C000079522 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,423	$ 15,583	15,583	15,583	$ 15,583	15,583	15,583	$ 15,583	15,583		14,153		14,238		15,220			13,115			12,154		11,754		11,212					10,435				10,000
Average Annual Return, Percent		10.11%			5.10%			4.54%
C000079539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,480	$ 20,679	20,679	20,679	$ 20,679	20,679	20,679	$ 20,679	20,679		17,722		17,600		18,925			14,544			13,452		13,232		12,010					10,714				10,000
Average Annual Return, Percent		16.68%			8.98%			7.54%
C000079540 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,446	$ 20,360	20,360	20,360	$ 20,360	20,360	20,360	$ 20,360	20,360		17,478		17,384		18,729			14,417			13,347		13,155		11,956					10,702				10,000
Average Annual Return, Percent		16.49%			8.81%			7.37%
C000079563 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,449	$ 18,945	18,945	18,945	$ 18,945	18,945	18,945	$ 18,945	18,945		16,509		16,511		17,921			13,962			13,108		13,152		11,896					10,735				10,000
Average Annual Return, Percent		14.75%			7.64%			6.60%
C000079575 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,393	$ 22,213	22,213	22,213	$ 22,213	22,213	22,213	$ 22,213	22,213		18,349		18,182		19,929			14,284			13,412		13,821		12,147					10,810				10,000
Average Annual Return, Percent		21.06%			10.62%			8.31%
C000014647 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,367	$ 21,099	21,099	21,099	$ 21,099	21,099	21,099	$ 21,099	21,099		17,690		17,551		19,217			14,173			13,307		13,629		12,055					10,803				10,000
Average Annual Return, Percent		19.27%			9.66%			7.75%
C000047975 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,483	$ 18,181	18,181	$ 18,181	$ 18,181	18,181	18,181	$ 18,181	$ 18,181		16,061		16,084		17,355			13,888			13,029		12,954		11,834					10,693				10,000
Average Annual Return, Percent		13.20%		6.89%					6.16%
C000054991 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,429	$ 22,566	22,566	$ 22,566	$ 22,566	22,566	22,566	$ 22,566	$ 22,566		18,616		18,417		20,157			14,418			13,525		13,913		12,209					10,831				10,000
Average Annual Return, Percent		21.22%			10.78%			8.48%
C000079521 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,445	$ 15,743	15,743	15,743	$ 15,743	15,743	15,743	$ 15,743	15,743		14,285		14,354		15,329			13,202			12,214		11,808		11,252					10,450				10,000
Average Annual Return, Percent		10.20%			5.21%			4.64%
C000079530 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,504	$ 17,349	17,349	17,349	$ 17,349	17,349	17,349	$ 17,349	17,349		15,525		15,558		16,640			13,851			12,782		12,402		11,607					10,590				10,000
Average Annual Return, Percent		11.75%			6.30%			5.66%
C000079544 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,404	$ 21,512	21,512	21,512	$ 21,512	21,512	21,512	$ 21,512	21,512		18,120		17,952		19,359			14,496			13,475		13,372		12,041					10,728				10,000
Average Annual Return, Percent		18.72%			9.81%			7.96%
C000079549 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,435	$ 23,054	23,054	23,054	$ 23,054	23,054	23,054	$ 23,054	23,054		19,031		18,851		20,283			14,659			13,667		13,624		12,168					10,740				10,000
Average Annual Return, Percent		21.13%			11.02%			8.71%
C000099416 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,391	$ 22,490	22,490	22,490	$ 22,490	22,490	22,490	$ 22,490	22,490		18,431		18,282		20,083			14,263			13,421		13,870		12,163					10,802				10,000
Average Annual Return, Percent		22.02%			10.88%			8.44%
C000107523 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Account Value	9,820	$ 14,753	14,753	14,753	$ 14,753	14,753	14,753	$ 14,753	14,753		13,221		13,207		14,394			12,157			11,452		11,293		10,663					9,875				9,425
Average Annual Return, Percent		5.17%			3.96%			3.96%
C000107523 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Account Value	10,419	$ 15,653	15,653	15,653	$ 15,653	15,653	15,653	$ 15,653	15,653		14,028		14,012		15,272			12,898			12,150		11,982		11,314					10,477				10,000
Average Annual Return, Percent		11.58%			5.20%			4.58%
C000107534 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,495	$ 18,257	18,257	18,257	$ 18,257	18,257	18,257	$ 18,257	18,257		15,783		15,751		17,431			13,701			12,801		12,799		11,765					10,665				10,000
Average Annual Return, Percent		15.68%			7.36%			6.20%
C000162553 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	10,121	$ 15,952	15,952	15,952	$ 15,952	$ 15,952	15,952	$ 15,952	15,952		14,405		14,480		15,505			12,964			12,197		11,971		11,171			9,847
Average Annual Return, Percent		10.74%			5.52%	5.65%
C000162575 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	9,945	$ 21,740	21,740	21,740	$ 21,740	$ 21,740	21,740	21,740	21,740		17,836		17,659		19,353			13,768			12,927		13,313		11,663			9,754	10,000
Average Annual Return, Percent		21.89%			10.96%	9.58%
C000162582 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	10,111	$ 17,529	17,529	17,529	$ 17,529	$ 17,529	17,529	17,529	17,529		15,534		15,543		16,674			13,535			12,505		12,199		11,306			9,838	10,000
Average Annual Return, Percent		12.84%			6.99%	6.83%
C000162595 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	9,984	$ 19,965	19,965	19,965	$ 19,965	$ 19,965	19,965	19,965	19,965		16,618		16,477		18,307			13,489		$ 12,603			12,877		11,494			9,778	10,000
Average Annual Return, Percent		20.15%			9.64%	8.48%
C000162602 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	10,061	$ 22,767	22,767	$ 22,767	$ 22,767	$ 22,767	22,767	22,767	22,767		18,688		18,494		19,888			14,255			13,297		13,268		11,792			9,787	10,000
Average Annual Return, Percent		21.83%		11.36%		10.18%
C000221708 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value		$ 14,561	$ 14,561	$ 14,561	14,561	$ 14,561	14,561	14,561	14,561		11,927		11,784		12,648		10,000
Average Annual Return, Percent		22.08%	10.79%
C000014642 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,431	$ 17,728	$ 17,728	$ 17,728	17,728	17,728	17,728	17,728	$ 17,728		15,718		15,765		17,053			13,681			12,858		12,816		11,745					10,662				10,000
Average Annual Return, Percent		12.79%		6.63%					5.89%
C000047977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,450	$ 20,377	20,377	$ 20,377	$ 20,377	20,377	20,377	$ 20,377	$ 20,377		17,401		17,288		18,829			14,244			13,353		13,499		12,055					10,783				10,000
Average Annual Return, Percent		17.10%			8.82%			7.38%
C000079519 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,439	$ 15,610	15,610	15,610	$ 15,610	15,610	15,610	$ 15,610	15,610		14,263		14,357		15,326			13,222			12,251		11,857		11,290					10,470				10,000
Average Annual Return, Percent		9.44%			4.97%			4.55%
C000079519 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Account Value											18,654
C000079520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,476	$ 15,985	15,985	15,985	$ 15,985	15,985	15,985	$ 15,985	15,985		14,476		14,535		15,495			13,317			12,311		11,877		11,294					10,466				10,000
Average Annual Return, Percent		10.43%			5.36%			4.80%
C000079531 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,470	$ 17,091	17,091	17,091	$ 17,091	17,091	17,091	$ 17,091	17,091		15,316		15,365		16,459			13,729			12,682		12,330		11,550					10,570				10,000
Average Annual Return, Percent		11.59%			6.15%			5.51%
C000079548 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,468	$ 23,398	23,398	23,398	$ 23,398	23,398	23,398	$ 23,398	23,398		19,283		19,078		20,497			14,799			13,771		13,707		12,221					10,758				10,000
Average Annual Return, Percent		21.34%			11.18%			8.87%
C000079550 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,415	$ 22,814	22,814	22,814	$ 22,814	22,814	22,814	$ 22,814	22,814		18,853		18,699		20,139			14,577			13,599		13,570		12,132					10,725				10,000
Average Annual Return, Percent		21.01%			10.90%			8.60%
C000079562 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,454	$ 17,901	17,901	17,901	$ 17,901	17,901	17,901	$ 17,901	17,901		15,864		15,896		17,174			13,761			12,933		12,868		11,779					10,669				10,000
Average Annual Return, Percent		12.84%			6.72%			6.00%
C000099417 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,439	$ 23,046	23,046	23,046	$ 23,046	23,046	23,046	$ 23,046	23,046		18,850		18,648		20,432			14,476			13,585		14,011		12,259					10,831				10,000
Average Annual Return, Percent		22.26%			11.15%			8.71%
C000107533 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,526	$ 18,540	18,540	18,540	$ 18,540	18,540	18,540	$ 18,540	18,540		15,996		15,935		17,624			13,826			12,894		12,876		11,809					10,681				10,000
Average Annual Return, Percent		15.90%			7.53%			6.37%
C000107535 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Account Value	9,860	$ 16,987	16,987	16,987	$ 16,987	16,987	16,987	$ 16,987	16,987		14,701		14,687		16,280			12,817			11,977		12,001		11,034					10,034				9,425
Average Annual Return, Percent		8.90%			5.98%			5.44%
C000107535 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Account Value	10,462	$ 18,023	18,023	18,023	$ 18,023	18,023	18,023	$ 18,023	18,023		15,598		15,583		17,273			13,599			12,708		12,733		11,707					10,646				10,000
Average Annual Return, Percent		15.55%			7.24%			6.07%
C000145615 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,325	$ 23,034	23,034	23,034	$ 23,034	23,034	$ 23,034	$ 23,034	23,034		18,939		18,770		20,207			14,503			13,552		13,546		12,063					10,614		9,920	10,000
Average Annual Return, Percent		21.62%			11.19%		9.01%
C000145617 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,338	$ 23,254	23,254	$ 23,254	$ 23,254	23,254	$ 23,254	23,254	23,254		19,100		18,912		20,338			14,586			13,610		13,594		12,101					10,626		9,920	10,000
Average Annual Return, Percent		21.74%		11.31%			9.11%
C000162557 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	9,983	$ 19,354	19,354	$ 19,354	$ 19,354	$ 19,354	$ 19,354	19,354	19,354		16,537		16,460		17,931			13,582			12,736		12,880		11,504
Average Annual Return, Percent		17.03%			8.73%	8.09%
C000162580 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	10,155	$ 16,004	16,004	16,004	$ 16,004	$ 16,004	16,004	16,004	16,004		14,475		14,523		15,516			13,144			12,148		11,759		11,094				10,000
Average Annual Return, Percent		10.57%			5.67%	5.70%
C000162590 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	10,055	$ 22,541	22,541	22,541	$ 22,541	$ 22,541	22,541	22,541	22,541		18,554		18,368		19,749			14,210			13,250		13,210		11,767			9,789	10,000
Average Annual Return, Percent		21.49%			11.21%	10.05%
C000162591 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	9,956	$ 21,922	21,922	21,922	$ 21,922	$ 21,922	21,922	21,922	21,922		17,953		17,756		19,465			13,801			12,952		13,359		11,689				10,000
Average Annual Return, Percent		22.11%			11.10%	9.69%
C000162597 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	10,076	$ 17,631	17,631	17,631	$ 17,631	$ 17,631	17,631	17,631	17,631		15,236		15,191		16,804			13,201			12,324		12,313		11,301			9,814	10,000
Average Annual Return, Percent		15.72%			7.42%	6.91%
C000033272 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,491	$ 18,208	18,208	18,208	$ 18,208	$ 18,208	18,208	$ 18,208	18,208		15,751		15,717		17,405			13,689			12,804		12,786		11,763					10,653				10,000
Average Annual Return, Percent		15.60%			7.30%			6.18%
C000047973 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,494	$ 16,631	16,631	16,631	$ 16,631	16,631	16,631	$ 16,631	16,631		15,008		15,066		16,101			13,467			12,653		12,418		11,596					10,578				10,000
Average Annual Return, Percent		10.82%			5.62%			5.22%
C000054996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,453	$ 15,957	15,957	15,957	$ 15,957	15,957	15,957	$ 15,957	15,957		14,447		14,507		15,474			13,150			12,389		12,089		11,403					10,483				10,000
Average Annual Return, Percent		10.45%			5.19%			4.78%
C000079529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,453	$ 16,230	16,230	16,230	$ 16,230	16,230	16,230	$ 16,230	16,230		14,698		14,780		15,809			13,411			12,422		12,049		11,397					10,512				10,000
Average Annual Return, Percent		10.43%			5.49%			4.96%
C000079537 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,471	$ 19,162	19,162	19,162	$ 19,162	19,162	19,162	$ 19,162	19,162		16,730		16,715		17,973			14,214			13,143		12,888		11,829					10,665				10,000
Average Annual Return, Percent		14.53%			7.83%			6.72%
C000079542 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,454	$ 22,050	22,050	22,050	$ 22,050	22,050	22,050	$ 22,050	22,050		18,526		18,315		19,694			14,711			13,646		13,500		12,128					10,755				10,000
Average Annual Return, Percent		19.02%			10.07%			8.23%
C000079564 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value										$ 20,081		$ 17,165		$ 17,099		$ 18,645			$ 14,126			$ 13,253		$ 13,421		$ 12,009	$ 10,420				$ 10,778			10,000
Average Annual Return, Percent		16.98%			8.67%			7.22%
C000099418 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,406	$ 22,706	22,706	22,706	$ 22,706	22,706	22,706	$ 22,706	22,706		18,608		18,425		20,217			14,350			13,491		13,928		12,203					10,813				10,000
Average Annual Return, Percent		22.02%			10.97%			8.55%
C000107521 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,483	$ 16,095	16,095	16,095	$ 16,095	16,095	16,095	$ 16,095	16,095		14,376		14,331		15,576			13,115			12,321		12,118		11,414					10,513				10,000
Average Annual Return, Percent		11.96%			5.49%			4.87%
C000107527 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,420	$ 20,547	20,547	20,547	$ 20,547	20,547	20,547	$ 20,547	20,547		17,136		17,012		18,928			13,968			13,070		13,384		11,968					10,762				10,000
Average Annual Return, Percent		19.90%			9.47%			7.47%
C000107536 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,468	$ 18,070	18,070	18,070	$ 18,070	18,070	18,070	$ 18,070	18,070		15,636		15,618		17,308			13,615			12,730		12,744		11,724					10,656				10,000
Average Annual Return, Percent		15.56%			7.26%			6.10%
C000145616 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,369	$ 23,591	23,591	23,591	$ 23,591	23,591	$ 23,591	$ 23,591	23,591		19,351		19,122		20,546			14,710			13,701		13,667		12,154					10,631		9,920	10,000
Average Annual Return, Percent		21.91%			11.48%		9.27%
C000162555 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	10,054	$ 17,346	17,346	17,346	$ 17,346	$ 17,346	$ 17,346	17,346	17,346		15,351		15,383		16,597			13,285			12,468		12,402		11,347
Average Annual Return, Percent		13.00%			6.83%	6.70%
C000162577 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	10,165	$ 15,440	15,440	15,440	$ 15,440	$ 15,440	15,440	15,440	15,440		14,084		14,159		15,089			12,987			12,007		11,598		11,017			9,885	10,000
Average Annual Return, Percent		9.63%			5.16%	5.25%
C000162586 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	10,038	$ 21,967	21,967	21,967	$ 21,967	$ 21,967	21,967	21,967	21,967		18,236		18,046		19,413			14,110			13,141		13,088		11,702					10,000
Average Annual Return, Percent		20.46%			10.82%	9.71%
C000221706 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value		$ 14,529	$ 14,529	14,529	$ 14,529	$ 14,529	14,529	14,529	14,529		11,906		11,775		12,648		10,000
Average Annual Return, Percent		22.03%	10.73%
C000099415 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,444	$ 23,274	$ 23,274	23,274	$ 23,274	23,274	23,274	$ 23,274	23,274		19,159		18,980		20,413			14,695			13,709		13,682		12,196					10,735				10,000
Average Annual Return, Percent		21.47%			11.17%			8.81%
C000107524 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,424	$ 15,699	15,699	15,699	$ 15,699	15,699	15,699	$ 15,699	15,699		14,067		14,048		15,298			12,916			12,172		11,992		11,331					10,479				10,000
Average Annual Return, Percent		11.60%			5.22%			4.61%
C000145613 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,345	$ 22,754	22,754	22,754	$ 22,754	22,754	$ 22,754	$ 22,754	22,754		18,600		18,415		20,219			14,295			13,425		13,885		12,146					10,740		9,930	10,000
Average Annual Return, Percent		22.33%			11.13%		8.87%
C000145614 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,336	$ 22,541	22,541	22,541	$ 22,541	22,541	$ 22,541	22,541	22,541		18,450		18,285		20,086			14,214			13,370		13,842		12,117					10,738		9,930	10,000
Average Annual Return, Percent		22.17%			11.01%		8.76%
C000162556 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	10,015	$ 18,303	18,303	18,303	$ 18,303	$ 18,303	$ 18,303	18,303	18,303		15,949		15,935		17,267			13,447			12,608		12,648		11,433
Average Annual Return, Percent		14.76%			7.74%	7.38%
C000162578 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	10,168	$ 15,421	15,421	15,421	$ 15,421	$ 15,421	15,421	15,421	15,421		13,985		14,048		14,993			12,907			11,942		11,523		10,967			9,890	10,000
Average Annual Return, Percent		10.27%			5.25%	5.23%
C000162587 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	10,049	$ 22,307	22,307	22,307	$ 22,307	$ 22,307	22,307	22,307	22,307		18,402		18,222		19,601			14,161			13,191		13,142		11,725			9,788	10,000
Average Annual Return, Percent		21.23%			11.08%	9.91%
C000162594 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	10,125	$ 15,441	15,441	15,441	$ 15,441	$ 15,441	15,441	15,441	15,441		13,817		13,776		14,988			12,641			11,889		11,700		11,030			9,872	10,000
Average Annual Return, Percent		11.75%			5.37%	5.25%
C000014641 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,440	$ 16,835	16,835	16,835	$ 16,835	$ 16,835	16,835	$ 16,835	16,835		15,100		15,170		16,342			13,476			12,688		12,540		11,623					10,604				10,000
Average Annual Return, Percent		11.50%			5.82%			5.35%
C000047978 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,420	$ 21,634	21,634	21,634	$ 21,634	21,634	21,634	$ 21,634	21,634		18,095		17,896		19,552			14,390			13,482		13,769		12,155					10,835				10,000
Average Annual Return, Percent		19.56%			9.92%			8.02%
C000079517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,488	$ 16,012	16,012	16,012	$ 16,012	16,012	16,012	$ 16,012	16,012		14,588		14,652		15,600			13,422			12,407		11,979		11,377					10,496				10,000
Average Annual Return, Percent		9.76%			5.23%			4.82%
C000079534 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,469	$ 18,066	18,066	18,066	$ 18,066	18,066	18,066	$ 18,066	18,066		16,012		16,040		17,208			13,977			12,913		12,606		11,689					10,611				10,000
Average Annual Return, Percent		12.83%			6.95%			6.09%
C000079545 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,462	$ 23,052	23,052	23,052	$ 23,052	23,052	23,052	$ 23,052	23,052		19,113		18,904		20,310			14,748			13,727		13,648		12,189					10,756				10,000
Average Annual Return, Percent		20.61%			10.92%			8.71%
C000079547 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,406	$ 22,485	22,485	22,485	$ 22,485	22,485	22,485	$ 22,485	22,485		18,690		18,525		19,957			14,533			13,556		13,513		12,096					10,729				10,000
Average Annual Return, Percent		20.30%			10.65%			8.44%
C000079561 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,459	$ 17,000	17,000	17,000	$ 17,000	17,000	17,000	$ 17,000	17,000		15,222		15,286		16,446			13,550			12,742		12,581		11,656					10,610				10,000
Average Annual Return, Percent		11.68%			5.94%			5.45%
C000079577 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,283	$ 13,984	13,984	13,984	$ 13,984	13,984	13,984	$ 13,984	13,984		13,433		15,685		13,719			12,948			11,759		11,832		10,667					10,092				10,000
Average Annual Return, Percent		10.29%			5.03%			4.63%
C000107518 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,397	$ 23,540	23,540	23,540	$ 23,540	23,540	23,540	$ 23,540	23,540		18,924		18,683		20,858			14,430			13,486		14,094		12,263					10,892				10,000
Average Annual Return, Percent		24.39%			11.78%			8.94%
C000107520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,370	$ 23,306	23,306	23,306	$ 23,306	23,306	23,306	$ 23,306	23,306		18,751		18,530		20,712			14,337			13,418		14,025		12,215					10,889				10,000
Average Annual Return, Percent		24.29%			11.68%			8.83%
C000107530 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,397	$ 13,662	13,662	13,662	$ 13,662	13,662	13,662	$ 13,662	13,662		12,678		12,655		13,551			12,283			11,646		11,305		10,965					10,318				10,000
Average Annual Return, Percent		7.76%			3.24%			3.17%
C000107532 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,366	$ 13,523	13,523	13,523	$ 13,523	13,523	13,523	$ 13,523	13,523		12,562		12,553		13,456			12,207			11,587		11,259		10,930					10,309				10,000
Average Annual Return, Percent		7.65%			3.14%			3.06%
C000162559 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	9,940	$ 20,545	20,545	20,545	$ 20,545	$ 20,545	20,545	$ 20,545	20,545		17,194		17,017		18,608			13,699			12,839		13,118		11,582
Average Annual Return, Percent		19.49%			9.86%	8.85%
C000162581 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	10,132	$ 16,620	16,620	16,620	$ 16,620	$ 16,620	16,620	16,620	16,620		14,893		14,934		15,988			13,324			12,308		11,955		11,188			9,857	10,000
Average Annual Return, Percent		11.60%			6.19%	6.17%
C000221702 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value		$ 14,394	$ 14,394	14,394	$ 14,394	$ 14,394	14,394	14,394	14,394		11,742		11,632		12,751		10,000
Average Annual Return, Percent		22.58%	10.45%
C000221704 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value		$ 14,512	$ 14,512	14,512	14,512	14,512	14,512	14,512	14,512		11,813		11,688		12,776		10,000
Average Annual Return, Percent		22.85%	10.69%
C000014640 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,437	$ 16,207	$ 16,207	16,207	$ 16,207	16,207	16,207	$ 16,207	16,207		14,664		14,763		15,827			13,262			12,504		12,290		11,500					10,552				10,000
Average Annual Return, Percent		10.52%			5.32%			4.95%
C000033273 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,542	$ 18,675	18,675	18,675	$ 18,675	18,675	18,675	$ 18,675	18,675		16,104		16,041		17,715			13,891			12,971		12,920		11,848					10,679				10,000
Average Annual Return, Percent		15.97%			7.56%			6.44%
C000054992 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,370	$ 22,001	22,001	22,001	$ 22,001	22,001	22,001	$ 22,001	22,001		18,201		18,039		19,800			14,206			13,352		13,764		12,114					10,800				10,000
Average Annual Return, Percent		20.88%			10.51%			8.20%
C000054995 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Account Value	9,811	$ 14,673	14,673	14,673	$ 14,673	14,673	14,673	$ 14,673	14,673		13,315		13,407		14,337			12,222			11,533		11,292		10,676					9,855				9,423
Average Annual Return, Percent		3.82%			3.69%			3.91%
C000054995 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Account Value	10,412	$ 15,572	15,572	15,572	$ 15,572	15,572	15,572	$ 15,572	15,572		14,131		14,229		15,216			12,971			12,240		11,984		11,330					10,459				10,000
Average Annual Return, Percent		10.19%			4.93%			4.53%
C000079535 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,452	$ 17,882	17,882	17,882	$ 17,882	17,882	17,882	$ 17,882	17,882		15,864		15,901		17,080			13,887			12,852		12,559		11,654					10,602				10,000
Average Annual Return, Percent		12.73%			6.83%			5.98%
C000079536 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,498	$ 19,443	19,443	19,443	$ 19,443	19,443	19,443	$ 19,443	19,443		16,957		16,916		18,161			14,334			13,242		12,965		11,885					10,677				10,000
Average Annual Return, Percent		14.66%			7.98%			6.87%
C000079538 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	10,450	$ 18,980	18,980	18,980	$ 18,980	18,980	18,980	$ 18,980	18,980		16,592		16,596		17,858			14,128			13,080		12,838		11,798					10,651				10,000
Average Annual Return, Percent		14.39%			7.73%			6.62%
C000079543 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,419	$ 21,712	21,712	21,712	$ 21,712	21,712	21,712	$ 21,712	21,712		18,267		18,088		19,487			14,576			13,540		13,423		12,067					10,736				10,000
Average Annual Return, Percent		18.86%			9.90%			8.06%
C000079560 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,454	$ 16,358	16,358	16,358	$ 16,358	16,358	16,358	$ 16,358	16,358		14,796		14,881		15,922			13,327			12,556		12,331		11,529					10,553				10,000
Average Annual Return, Percent		10.56%			5.43%			5.04%
C000079576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,407	$ 22,538	22,538	22,538	$ 22,538	22,538	22,538	$ 22,538	22,538		18,489		18,326		20,107			14,327			13,452		13,878		12,175					10,809				10,000
Average Annual Return, Percent		21.90%			10.87%			8.47%
C000107522 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	10,443	$ 15,834	15,834	15,834	$ 15,834	15,834	15,834	$ 15,834	15,834		14,176		14,143		15,396			12,993			12,226		12,031		11,358					10,488				10,000
Average Annual Return, Percent		11.69%			5.31%			4.70%
C000107528 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,473	$ 21,081	21,081	21,081	$ 21,081	21,081	21,081	$ 21,081	21,081		17,533		17,357		19,278			14,188			13,238		13,518		12,068					10,792				10,000
Average Annual Return, Percent		20.24%			9.75%			7.74%
C000107529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	10,426	$ 13,873	13,873	13,873	$ 13,873	13,873	13,873	$ 13,873	13,873		12,857		12,814		13,713			12,401			11,751		11,381		11,022					10,334				10,000
Average Annual Return, Percent		7.91%			3.38%			3.33%
C000162584 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	10,063	$ 19,738	19,738	19,738	$ 19,738	$ 19,738	19,738	$ 19,738	19,738		16,933		16,839		18,124			13,938			12,903		12,710		11,531			9,805	10,000
Average Annual Return, Percent		16.57%			8.87%	8.34%
C000162593 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	9,879	$ 22,531	22,531	22,531	$ 22,531	$ 22,531	22,531	22,531	22,531		18,090		17,852		19,923			13,770			12,868		13,418		11,664				10,000
Average Annual Return, Percent		24.55%			11.85%	10.04%
C000221707 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value		$ 14,433	$ 14,433	14,433	$ 14,433	$ 14,433	14,433	14,433	14,433		11,837		11,717		12,635		10,000
Average Annual Return, Percent		21.93%	10.53%
C000221709 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value		$ 14,593	$ 14,593	14,593	14,593	14,593	14,593	14,593	14,593		11,950		11,798		12,645		10,000
Average Annual Return, Percent		22.12%	10.86%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	10,612	$ 11,329	$ 11,329	11,329	$ 11,329	$ 11,329	$ 11,329	$ 11,329	11,329		11,183		11,428		12,452		10,000	12,502			11,426		10,739		10,780					10,303		10,004	10,000	10,000
Average Annual Return, Percent		1.31%	(2.98%)		(0.17%)	1.16%	1.28%	1.26%
Morningstar Moderately Aggressive Target Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderately Aggressive Target Risk Index
Account Value	10,188	$ 19,644	$ 19,644	19,644	$ 19,644	$ 19,644	$ 19,644	$ 19,644	19,644		16,769		16,983		18,348			13,615			13,033		12,906		11,707			9,826	10,000	10,450				10,000
Average Annual Return, Percent		17.14%			8.55%	8.27%		6.99%
Morningstar Moderate Target Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderate Target Risk Index
Account Value	10,259	$ 17,295	17,295	17,295	$ 17,295	$ 17,295	17,295	$ 17,295	17,295		15,293		15,533		16,779			13,365			12,600		12,291		11,434					10,337				10,000
Average Annual Return, Percent		13.09%			6.54%	6.64%		5.63%
Morningstar Aggressive Target Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Aggressive Target Risk Index
Account Value	10,155	$ 21,575	21,575	21,575	$ 21,575	$ 21,575	21,575	$ 21,575	21,575		17,937		18,109		19,503			13,731			13,366		13,415		11,924					10,543				10,000
Average Annual Return, Percent		20.28%			10.05%			7.99%
S And P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2020 Index
Account Value	10,479	$ 16,651	16,651	16,651	$ 16,651	$ 16,651	16,651	$ 16,651	16,651		14,962		14,935		15,833			13,380			12,563		12,319		11,543			9,849	10,000	10,528				10,000
Average Annual Return, Percent		11.28%			5.80%	5.80%		5.23%
S And P Target Date 2015 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2015 Index
Account Value	10,471	$ 16,052	16,052	16,052	$ 16,052	$ 16,052	16,052	$ 16,052	16,052		14,593		14,554		15,397			13,168			12,349		12,067		11,396			9,869		10,477				10,000
Average Annual Return, Percent		9.99%			5.38%	5.37%		4.85%
S And P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2050 Index
Account Value	10,431	$ 22,150	22,150	22,150	$ 22,150	$ 22,150	22,150	$ 22,150	22,150		18,306		18,174		19,349			13,928			13,339		13,485		12,048			9,774	10,000	10,666				10,000
Average Annual Return, Percent		21.00%			10.68%	9.37%		8.28%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value	11,211	$ 31,295	$ 31,295	31,295	$ 31,295	$ 31,295	$ 31,295	$ 31,295	31,295		24,529		24,040		24,960		10,000	17,344			15,560		15,181		13,194					11,186		9,936	10,000	10,000
Average Annual Return, Percent		27.58%	13.98%		15.00%	12.98%	12.15%	12.09%
S And P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2060 Index
Account Value	10,364	$ 22,314	$ 22,314	22,314	$ 22,314	$ 22,314	$ 22,314	$ 22,314	22,314		18,427		18,283		19,479			13,972			13,371		13,518		12,046			9,764	10,000	10,632		9,922	10,000
Average Annual Return, Percent		21.09%			10.78%	9.53%	8.65%
S And P Target Date 2065 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2065+ Index
Account Value		$ 14,640	$ 14,640	14,640	$ 14,640	$ 14,640	$ 14,640	14,640	14,640		11,968		11,985		12,751		10,000
Average Annual Return, Percent		21.48%	11.02%
Morningstar Conservative Target Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Conservative Target Risk Index
Account Value	10,252	$ 12,808	$ 12,808	12,808	$ 12,808	$ 12,808	12,808	$ 12,808	12,808		12,169		12,434		13,479			12,389			11,531		10,995		10,746			9,951	10,000	10,069				10,000
Average Annual Return, Percent		5.26%			2.12%	3.02%		2.51%
S And P Target Date 2010 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2010 Index
Account Value	10,445	$ 15,384	15,384	15,384	$ 15,384	$ 15,384	15,384	$ 15,384	15,384		14,088		14,024		14,840			12,945			12,106		11,789		11,221			9,887	10,000	10,415				10,000
Average Annual Return, Percent		9.20%			4.91%	4.90%		4.40%
S And P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2025 Index
Account Value	10,458	$ 17,621	17,621	$ 17,621	$ 17,621	$ 17,621	17,621	$ 17,621	$ 17,621		15,737		15,651		16,618			13,524			12,744		12,574		11,644			9,832	10,000	10,547				10,000
Average Annual Return, Percent		11.97%		6.70%		6.51%			5.83%
S And P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2035 Index
Account Value	10,452	$ 20,054	20,054	$ 20,054	$ 20,054	$ 20,054	20,054	$ 20,054	$ 20,054		17,179		17,085		18,189			13,756			13,079		13,092		11,863					10,614				10,000
Average Annual Return, Percent		16.73%			8.92%	8.11%		7.21%
S And P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2045 Index
Account Value	10,434	$ 21,743	21,743	21,743	$ 21,743	$ 21,743	21,743	$ 21,743	21,743		18,080		17,951		19,104			13,861			13,264		13,379		11,991			9,782	10,000	10,649				10,000
Average Annual Return, Percent		20.26%			10.39%	9.14%		8.08%
S And P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2055 Index
Account Value	10,416	$ 22,282	22,282	22,282	$ 22,282	$ 22,282	22,282	$ 22,282	22,282		18,407		18,270		19,452			13,945			13,375		13,529		12,075			9,768		10,670				10,000
Average Annual Return, Percent		21.05%			10.75%	9.45%		8.34%
Morningstar Moderately Conservative Target Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderately Conservative Target Risk Index
Account Value	10,309	$ 15,252	15,252	15,252	$ 15,252	$ 15,252	15,252	$ 15,252	15,252		13,936		14,125		15,264			13,061			12,156		11,705		11,155			9,910	10,000	10,226				10,000
Average Annual Return, Percent		9.44%			4.64%	5.05%		4.31%
S And P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2030 Index
Account Value	10,455	$ 18,775	18,775	18,775	$ 18,775	$ 18,775	18,775	$ 18,775	18,775		16,435		16,337		17,375			13,655			12,918		12,837		11,754					10,581				10,000
Average Annual Return, Percent		14.24%			7.77%	7.29%		6.50%
S And P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2040 Index
Account Value	10,444	$ 21,081	21,081	21,081	$ 21,081	$ 21,081	21,081	$ 21,081	21,081		17,734		17,625		18,763			13,827			13,194		13,268		11,934					10,634				10,000
Average Annual Return, Percent		18.88%			9.82%	8.75%		7.74%
S And P Target Date Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Target Date Retirement Income Index
Account Value	$ 10,432	$ 14,628	14,628	14,628	$ 14,628	$ 14,628	14,628	$ 14,628	14,628		13,425		13,399		14,198			12,713			11,874		11,534		11,045			9,912	10,000	10,351				10,000
Average Annual Return, Percent	4.32%	8.96%			4.26%			3.88%
Lifecycle 2010 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifecycle 2010 Fund Composite Index
Account Value	$ 10,488	$ 16,112	16,112	16,112	$ 16,112	$ 16,112	16,112	$ 16,112	16,112		14,680		14,765		15,697			13,451			12,430		12,020		11,379					10,491				10,000
Average Annual Return, Percent		9.75%			5.32%	5.42%		4.89%
Lifecycle 2050 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifecycle 2050 Fund Composite Index
Account Value	10,480	$ 23,538	23,538	23,538	$ 23,538	$ 23,538	23,538	$ 23,538	23,538		19,383		19,265		20,637			14,790			13,785		13,750		12,223			9,813	10,000	10,750				10,000
Average Annual Return, Percent		21.44%			11.29%	10.12%		8.94%
Lifecycle Index 2030 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifecycle Index 2030 Fund Composite Index
Account Value	10,520	$ 19,575	19,575	19,575	$ 19,575	$ 19,575	19,575	$ 19,575	19,575		17,067		17,029		18,281			14,387			13,293		13,019		11,916					10,691				10,000
Average Annual Return, Percent		14.70%			8.05%			6.95%
Lifecycle Index 2040 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifecycle Index 2040 Fund Composite Index
Account Value	10,474	$ 22,182	22,182	22,182	$ 22,182	$ 22,182	22,182	$ 22,182	22,182		18,621		18,412		19,807			14,748			13,684		13,547		12,152					10,766				10,000
Average Annual Return, Percent		19.12%			10.14%	9.32%		8.29%
Lifecycle 2020 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifecycle 2020 Fund Composite Index
Account Value	10,507	$ 17,461	17,461	17,461	$ 17,461	$ 17,461	17,461	$ 17,461	17,461		15,624		15,684		16,742			13,875			12,806		12,446		11,609			9,874	10,000	10,580				10,000
Average Annual Return, Percent		11.75%			6.40%	6.37%		5.73%
Lifecycle 2035 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifecycle 2035 Fund Composite Index
Account Value	10,490	$ 20,813	20,813	20,813	$ 20,813	$ 20,813	20,813	$ 20,813	20,813		17,829		17,765		19,058			14,557			13,471		13,278		12,012					10,716				10,000
Average Annual Return, Percent		16.74%			9.09%	8.53%		7.61%
Lifecycle Index Retirement Income Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifecycle Index Retirement Income Fund Composite Index
Account Value	10,497	$ 16,080	16,080	16,080	$ 16,080	$ 16,080	16,080	$ 16,080	16,080		14,566		14,617		15,578			13,354			12,345		11,922		11,336					10,479				10,000
Average Annual Return, Percent		10.39%			5.43%			4.86%
Lifecycle 2055 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifecycle 2055 Fund Composite Index
Account Value	10,489	$ 23,775	23,775	23,775	$ 23,775	23,775	23,775	$ 23,775	23,775		19,530		19,407		20,786			14,829			13,830		13,808		12,256					10,750				10,000
Average Annual Return, Percent		21.73%			11.44%			9.05%
Lifecycle Index 2055 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifecycle Index 2055 Fund Composite Index
Account Value	10,499	$ 23,768	23,768	23,768	$ 23,768	$ 23,768	23,768	$ 23,768	23,768		19,528		19,323		20,766			14,870			13,860		13,813		12,284			9,821		10,766				10,000
Average Annual Return, Percent		21.71%			11.39%	10.21%		9.04%
Lifecycle Retirement Income Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifecycle Retirement Income Fund Composite Index
Account Value	10,472	$ 16,055	16,055	16,055	$ 16,055	$ 16,055	16,055	$ 16,055	16,055		14,543		14,620		15,557			13,315			12,309		11,896		11,302			9,906	10,000	10,451				10,000
Average Annual Return, Percent		10.40%			5.46%	5.39%		4.85%
Lifecycle 2045 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifecycle 2045 Fund Composite Index
Account Value	10,472	$ 23,201	23,201	23,201	$ 23,201	$ 23,201	23,201	$ 23,201	23,201		19,221		19,089		20,451			14,749			13,740		13,691		12,191			9,813	10,000	10,750				10,000
Average Annual Return, Percent		20.71%			11.05%	9.93%		8.78%
Lifecycle 2030 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifecycle 2030 Fund Composite Index
Account Value	10,511	$ 19,582	19,582	19,582	$ 19,582	$ 19,582	19,582	$ 19,582	19,582		17,071		17,081		18,292			14,359			13,270		13,014		11,893					10,679				10,000
Average Annual Return, Percent		14.71%			8.09%	7.76%		6.95%
Lifecycle Index 2020 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifecycle Index 2020 Fund Composite Index
Account Value	10,521	$ 17,467	17,467	17,467	$ 17,467	$ 17,467	17,467	$ 17,467	17,467		15,632		15,658		16,745			13,905			12,832		12,459		11,634					10,597				10,000
Average Annual Return, Percent		11.74%			6.36%	6.34%		5.74%
Lifecycle Index 2060 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifecycle Index 2060 Fund Composite Index
Account Value	10,389	$ 23,737	23,737	23,737	$ 23,737	$ 23,737	$ 23,737	$ 23,737	23,737		19,455		19,245		20,680			14,743			13,750		13,716		12,179					10,645		9,938	10,000
Average Annual Return, Percent		22.01%			11.54%		9.34%
Lifestyle Growth Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Growth Fund Composite Index
Account Value	10,494	$ 21,671	21,671	21,671	$ 21,671	$ 21,671	$ 21,671	$ 21,671	21,671		18,212		18,144		19,465			14,520			13,470		13,316		12,021			9,832	10,000	10,704				10,000
Average Annual Return, Percent		18.99%			9.98%	9.06%		8.04%
Lifestyle Income Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Income Fund Composite Index
Account Value	10,430	$ 13,531	13,531	13,531	$ 13,531	$ 13,531	13,531	$ 13,531	13,531		12,685		12,731		13,502			12,504			11,643		11,177		10,897			9,949	10,000	10,321				10,000
Average Annual Return, Percent		6.67%			3.05%	3.34%		3.07%
Lifecycle Index 2050 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifecycle Index 2050 Fund Composite Index
Account Value	10,490	$ 23,531	23,531	23,531	$ 23,531	$ 23,531	23,531	$ 23,531	23,531		19,380		19,183		20,619			14,829			13,815		13,755		12,252					10,766				10,000
Average Annual Return, Percent		21.42%			11.24%	10.08%		8.93%
Lifecycle Index 2065 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifecycle Index 2065 Fund Composite Index
Account Value		$ 14,607	$ 14,607	14,607	$ 14,607	$ 14,607	14,607	$ 14,607	14,607		11,943		11,810		12,690		10,000
Average Annual Return, Percent		22.31%	10.89%
Lifestyle Conservative Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Conservative Fund Composite Index
Account Value	10,492	$ 15,957	$ 15,957	15,957	$ 15,957	$ 15,957	15,957	$ 15,957	15,957		14,439		14,465		15,448			13,307			12,313		11,902		11,310			9,910	10,000	10,465				10,000
Average Annual Return, Percent		10.51%			5.32%	5.28%		4.78%
Lifecycle Index 2010 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifecycle Index 2010 Fund Composite Index
Account Value	$ 10,509	$ 16,130	16,130	16,130	$ 16,130	$ 16,130	16,130	$ 16,130	16,130		14,698		14,758		15,712			13,486			12,462		12,041		11,409			9,902	10,000	10,515				10,000
Average Annual Return, Percent	5.40%	9.74%			5.30%	5.40%		4.90%
Lifecycle Index 2025 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifecycle Index 2025 Fund Composite Index
Account Value	$ 10,522	$ 18,453	18,453	18,453	$ 18,453	$ 18,453	18,453	$ 18,453	18,453		16,332		16,331		17,498			14,150			13,064		12,738		11,776			9,866	10,000	10,645				10,000
Average Annual Return, Percent		12.99%			7.15%	7.01%		6.32%
Lifecycle 2025 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifecycle 2025 Fund Composite Index
Account Value	10,511	$ 18,453	18,453	$ 18,453	$ 18,453	$ 18,453	18,453	$ 18,453	$ 18,453		16,330		16,370		17,502			14,121			13,040		12,729		11,752					10,630				10,000
Average Annual Return, Percent		13.00%		7.19%		7.04%			6.32%
Lifecycle Index 2035 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifecycle Index 2035 Fund Composite Index
Account Value	10,500	$ 20,809	20,809	$ 20,809	$ 20,809	$ 20,809	20,809	$ 20,809	$ 20,809		17,828		17,706		19,045			14,590			13,497		13,284		12,037					10,730				10,000
Average Annual Return, Percent		16.72%			9.04%			7.60%
Lifecycle Index 2045 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifecycle Index 2045 Fund Composite Index
Account Value	10,482	$ 23,196	23,196	23,196	$ 23,196	$ 23,196	23,196	$ 23,196	23,196		19,220		19,011		20,434			14,789			13,770		13,697		12,219					10,766				10,000
Average Annual Return, Percent		20.69%			10.99%	9.90%		8.78%
Managed Allocation Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Managed Allocation Fund Composite Index
Account Value	10,542	$ 18,649	18,649	18,649	$ 18,649	$ 18,649	18,649	$ 18,649	18,649		16,303		16,325		17,569			14,093			12,985		12,653		11,723					10,607				10,000
Average Annual Return, Percent		14.39%			7.51%			6.43%
Lifecycle 2015 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifecycle 2015 Fund Composite Index
Account Value	10,502	$ 16,736	16,736	16,736	$ 16,736	$ 16,736	16,736	$ 16,736	16,736		15,113		15,188		16,180			13,635			12,592		12,203		11,480			9,889		10,529				10,000
Average Annual Return, Percent		10.74%			5.85%	5.87%		5.28%
Lifecycle 2060 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifecycle 2060 Fund Composite Index
Account Value	10,369	$ 23,720	23,720	23,720	$ 23,720	$ 23,720	$ 23,720	$ 23,720	23,720		19,438		19,310		20,678			14,687			13,706		13,698		12,138			$ 9,813	$ 10,000	10,619		$ 9,938	$ 10,000
Average Annual Return, Percent		22.03%			11.59%	10.38%	9.34%
Lifecycle 2065 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifecycle 2065 Fund Composite Index
Account Value		$ 14,640	$ 14,640	14,640	$ 14,640	$ 14,640	$ 14,640	14,640	14,640		11,968		11,886		12,727		$ 10,000
Average Annual Return, Percent		22.32%	10.96%
Lifecycle Index 2015 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifecycle Index 2015 Fund Composite Index
Account Value	10,519	$ 16,748	$ 16,748	16,748	$ 16,748	$ 16,748	16,748	$ 16,748	16,748		15,126		15,172		16,189			13,667			12,621		12,220		11,507					10,549				10,000
Average Annual Return, Percent		10.73%			5.82%	5.84%		5.29%
Lifecycle 2040 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifecycle 2040 Fund Composite Index
Account Value	10,464	$ 22,184	22,184	22,184	$ 22,184	$ 22,184	22,184	$ 22,184	22,184		18,620		18,479		19,820			14,710			13,655		13,541		12,124					10,750				10,000
Average Annual Return, Percent		19.14%			10.19%	9.35%		8.29%
Lifestyle Aggressive Growth Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Aggressive Growth Fund Composite Index
Account Value	10,432	$ 24,981	24,981	24,981	$ 24,981	$ 24,981	24,981	$ 24,981	24,981		20,192		20,030		21,434			14,884			13,931		13,990		12,309					10,797				10,000
Average Annual Return, Percent		23.72%			12.39%			9.59%
Lifestyle Moderate Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Moderate Fund Composite Index
Account Value	$ 10,542	$ 18,649	$ 18,649	$ 18,649	$ 18,649	$ 18,649	$ 18,649	$ 18,649	$ 18,649		$ 16,303		$ 16,325		$ 17,569			$ 14,093			$ 12,985		$ 12,653		$ 11,723					$ 10,607				$ 10,000
Average Annual Return, Percent		14.39%			7.51%	7.16%		6.43%